Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.5%
B3 SA - Brasil, Bolsa, Balcao	13,399,325	$26,479,985
Banco do Brasil SA	5,179,730	29,336,002
Banco Santander Brasil SA	3,337,509	19,567,277
Cosan SA	3,348,943	12,658,651
Energisa SA.	880,764	7,126,827
Localiza Rent a Car SA	2,195,696	19,961,761
Lojas Renner SA	2,148,045	10,870,422
Natura & Co. Holding SA(a)	2,642,083	12,543,415
Telefonica Brasil SA	1,279,300	11,443,919
Ultrapar Participacoes SA	4,120,582	10,576,589
XP Inc.(a)	—	13
		160,564,861
Chile — 0.6%
Banco de Chile	74,402,799	7,194,106
Banco Santander Chile	152,182,353	6,792,183
Enel Americas SA	191,605,014	24,688,020
		38,674,309
China — 31.8%
360 Security Technology Inc., Class A(a)	3,982,492	7,476,004
3SBio Inc.(a)(b)	8,321,000	7,117,347
AAC Technologies Holdings Inc.	3,010,000	13,146,661
Agricultural Bank of China Ltd., Class H	20,734,000	6,847,873
Akeso Inc.(a)(b)	2,091,000	13,300,026
Alibaba Group Holding Ltd.(a)	12,250,068	195,605,334
Alibaba Health Information Technology Ltd.(a)	5,632,000	5,180,048
ANTA Sports Products Ltd.	388,600	6,205,449
Baidu Inc., ADR(a)(c)	202,431	30,332,261
BeiGene Ltd., ADR(a)(c)	35,923	12,484,320
Bilibili Inc., ADR(a)(c)	152,889	10,092,203
BYD Co. Ltd., Class A	251,655	12,064,716
BYD Co. Ltd., Class H	718,500	28,261,177
CanSino Biologics Inc., Class H(a)(b)	324,800	7,131,021
China Baoan Group Co. Ltd., Class A.	2,471,700	6,883,412
China Construction Bank Corp., Class A	7,395,400	6,673,860
China Construction Bank Corp., Class H	87,990,000	57,334,817
China Eastern Airlines Corp. Ltd., Class A(a)	8,906,838	6,511,006
China Everbright Environment Group Ltd.	12,068,666	7,982,574
China Feihe Ltd.(b)	4,314,000	5,770,922
China Galaxy Securities Co. Ltd., Class A.	4,346,000	7,119,890
China Gas Holdings Ltd.	2,951,200	5,324,296
China International Capital Corp. Ltd., Class A	929,213	6,947,387
China International Capital Corp. Ltd., Class H(b)	2,690,000	6,507,498
China Lesso Group Holdings Ltd.	10,483,000	15,223,679
China Medical System Holdings Ltd.	8,159,000	13,362,754
China Mengniu Dairy Co. Ltd.	1,137,000	6,372,423
China Merchants Bank Co. Ltd., Class A	1,775,600	13,786,812
China Merchants Bank Co. Ltd., Class H	4,318,500	33,455,134
China Molybdenum Co. Ltd., Class A	8,159,100	7,548,433
China Molybdenum Co. Ltd., Class H	21,633,000	13,271,579
China Resources Land Ltd.	4,466,000	18,657,674
China Resources Mixc Lifestyle Services Ltd.(b)	1,366,400	6,741,823
China Vanke Co. Ltd., Class H	2,807,500	6,369,276
China Zheshang Bank Co. Ltd., Class A	347,900	187,256
Contemporary Amperex Technology Co. Ltd., Class A	183,801	19,619,817
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	4,578,700	7,803,598
Country Garden Services Holdings Co. Ltd.	2,415,000	14,641,316
CSC Financial Co. Ltd., Class A	1,541,700	6,787,694
CSPC Pharmaceutical Group Ltd.	9,665,520	10,020,803

Security	Shares	Value

China (continued)
ENN Energy Holdings Ltd.	989,600	$18,528,427
Everbright Securities Co. Ltd., Class A	97	220
Fosun International Ltd.	18,661,500	20,365,859
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,550,800	8,511,072
Ganfeng Lithium Co. Ltd., Class A	416,350	11,077,935
GDS Holdings Ltd., ADR(a)	133,075	7,457,523
Geely Automobile Holdings Ltd.	6,334,000	18,706,931
GEM Co. Ltd., Class A	4,133,717	7,344,695
Genscript Biotech Corp.(a)	1,450,000	7,619,008
Great Wall Motor Co. Ltd., Class H	3,523,500	14,640,596
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	467,731	8,040,286
Haitong Securities Co. Ltd., Class A	2,906,711	5,397,802
HengTen Networks Group Ltd.(a)(c)	25,172,000	10,598,041
Hopson Development Holdings Ltd.	2,941,840	7,118,400
Huatai Securities Co. Ltd., Class A	7,398,347	18,380,892
Huatai Securities Co. Ltd., Class H(b)	5,533,800	7,928,800
Huaxia Bank Co. Ltd., Class A.	12,786,738	11,309,096
I-Mab, ADR(a)	99,792	6,033,424
Industrial & Commercial Bank of China Ltd., Class H	25,597,000	13,526,301
Industrial Bank Co. Ltd., Class A.	3,788,868	10,686,692
JD Health International Inc.(a)(b)	1,384,150	11,962,053
JD.com Inc., ADR(a)	571,764	48,091,070
Jinxin Fertility Group Ltd.(a)(b)	5,533,000	7,688,590
Jiumaojiu International Holdings Ltd.(b)	2,822,000	5,855,342
KE Holdings Inc., ADR(a)	295,279	5,908,533
Kingdee International Software Group Co. Ltd.(a)	6,246,000	18,746,439
Lenovo Group Ltd.	21,240,000	21,749,951
Li Auto Inc., ADR(a)(c)	775,475	27,482,834
Li Ning Co. Ltd.	1,590,500	17,989,491
Logan Group Co. Ltd.	11,142,000	10,759,074
Longfor Group Holdings Ltd.(b)	1,368,000	6,490,895
LONGi Green Energy Technology Co. Ltd., Class A	662,300	9,172,726
Meituan, Class B(a)(b)	3,911,200	118,878,150
Microport Scientific Corp.	1,704,900	7,085,847
Ming Yuan Cloud Group Holdings Ltd.	2,416,000	6,886,737
MMG Ltd.(a)	22,216,000	8,046,104
NetEase Inc., ADR	385,754	41,557,278
NIO Inc., ADR(a)	1,203,169	47,080,003
Orient Securities Co. Ltd., Class A	3,237,532	7,143,801
Pharmaron Beijing Co. Ltd., Class A	236,000	6,732,107
Pinduoduo Inc., ADR(a)(c)	308,233	20,497,494
Ping An Healthcare and Technology Co. Ltd.(a)(b)	1,896,300	7,149,425
Ping An Insurance Group Co. of China Ltd., Class A	864,197	6,540,222
Ping An Insurance Group Co. of China Ltd., Class H.	5,102,500	35,371,763
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,403,200	6,222,527
Shanghai Electric Group Co. Ltd., Class A	9,708,900	7,365,719
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	794,600	6,974,224
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	6,391,300	11,653,386
Shenzhen Inovance Technology Co. Ltd., Class A	648,872	6,709,389
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	116,300	6,547,618
Shenzhou International Group Holdings Ltd.	425,300	7,986,218
Sinopharm Group Co. Ltd., Class H	2,956,800	6,423,210
Sunac Services Holdings Ltd.(a)(b)	4,067,000	6,429,649
Sungrow Power Supply Co. Ltd., Class A	673,067	17,066,577
Suning.com Co. Ltd., Class A(a)	19,107	11,555
Sunny Optical Technology Group Co. Ltd.	913,400	27,512,342

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	426,300	$7,499,505
TCL Technology Group Corp., Class A	6,792,995	6,542,601
Tencent Holdings Ltd.	4,791,600	279,441,592
Tongcheng-Elong Holdings Ltd.(a)	4,368,000	8,995,346
Topchoice Medical Corp., Class A(a)	201,809	6,288,444
Trip.com Group Ltd., ADR(a)(c)	228,888	6,294,420
Unisplendour Corp. Ltd., Class A	2,683,362	10,879,566
Venus MedTech Hangzhou Inc., Class H(a)(b)	1,771,000	8,789,138
Vipshop Holdings Ltd., ADR(a)	800,623	7,822,087
Wharf Holdings Ltd. (The)	1,934,000	6,758,335
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,070,000	7,670,038
WuXi AppTec Co. Ltd., Class A	384,289	8,697,198
WuXi AppTec Co. Ltd., Class H(b)	1,031,480	22,852,569
Wuxi Biologics Cayman Inc., New(a)(b)	4,078,500	55,018,081
Xiaomi Corp., Class B(a)(b)	7,029,200	17,484,792
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,444,000	9,913,572
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,998,336	6,571,568
Xinyi Solar Holdings Ltd.	7,978,000	14,670,639
XPeng Inc., ADR(a)(c)	521,263	28,669,465
Yadea Group Holdings Ltd.(b)	9,366,000	16,738,957
Yum China Holdings Inc.	244,144	12,231,614
Yunnan Baiyao Group Co. Ltd., Class A	558,000	7,747,679
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	10,031,400	6,571,714
		2,059,339,436
Colombia — 0.1%
Bancolombia SA.	870,187	7,050,802

Czech Republic — 0.3%
Moneta Money Bank AS(a)(b)	5,105,296	21,750,728

Greece — 0.4%
Alpha Services and Holdings SA(a)	5,800,834	6,772,131
OPAP SA	1,329,998	18,452,208
		25,224,339
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	3,854,560	28,967,781

India — 12.1%
Adani Green Energy Ltd.(a)	529,392	9,111,024
Adani Total Gas Ltd.	357,343	7,607,135
Asian Paints Ltd.	692,983	28,998,803
Axis Bank Ltd.(a)	2,601,917	22,659,215
Axis Bank Ltd., GDR(a)	135,734	6,026,590
Bajaj Finance Ltd.	191,781	17,863,970
Bandhan Bank Ltd.(b)	1,932,058	6,989,712
Bharti Airtel Ltd.(a)	1,331,594	12,904,495
Colgate-Palmolive India Ltd.	1,290,262	24,614,726
Dabur India Ltd.	5,049,689	39,974,776
Eicher Motors Ltd.	436,207	13,732,090
Havells India Ltd.	745,009	13,485,553
HCL Technologies Ltd.	1,694,490	25,665,354
HDFC Life Insurance Co. Ltd.(b)	710,627	6,439,382
Hero MotoCorp Ltd.	267,847	8,737,598
Hindalco Industries Ltd.	2,869,100	15,742,556
Hindustan Unilever Ltd.	935,747	28,873,701
Security	Shares	Value

India (continued)
Housing Development Finance Corp. Ltd.	1,782,135	$63,431,374
ICICI Bank Ltd.	4,695,620	44,385,165
Info Edge India Ltd.	159,866	12,350,886
Infosys Ltd.	3,017,959	68,646,474
Kotak Mahindra Bank Ltd.	679,109	17,736,906
Mahindra & Mahindra Ltd.	255,506	2,839,698
Mahindra & Mahindra Ltd, GDR	1,273,734	13,916,709
Marico Ltd.	1,207,652	8,655,123
Mphasis Ltd.	151,885	5,851,167
Nestle India Ltd.	93,796	23,891,472
Piramal Enterprises Ltd.	482,236	15,491,698
Reliance Industries Ltd.	1,794,790	57,386,759
Reliance Industries Ltd, GDR(b)	107,960	6,898,644
Shriram Transport Finance Co Ltd.	312,093	5,847,469
State Bank of India	2,838,975	17,367,551
Tata Consultancy Services Ltd.	1,173,224	55,138,276
Tata Consumer Products Ltd.	1,142,286	11,845,726
Tata Motors Ltd. (a)	995,028	6,071,918
Titan Co Ltd	679,794	21,476,434
United Spirits Ltd. (a)	606,928	7,130,662
UPL Ltd.	762,401	6,925,911
Wipro Ltd.	2,200,661	18,548,304
		781,261,006
Indonesia — 1.5%
Bank Central Asia Tbk PT	72,079,100	36,625,406
Kalbe Farma Tbk PT	185,435,100	20,709,609
Telkom Indonesia Persero Tbk PT	99,513,100	27,706,988
Unilever Indonesia Tbk PT	43,421,800	13,604,839
		98,646,842
Kuwait — 0.3%
Kuwait Finance House KSCP	7,105,648	18,593,801

Malaysia — 2.6%
AMMB Holdings Bhd(a)	8,828,700	6,624,407
Axiata Group Bhd	8,616,300	7,979,003
CIMB Group Holdings Bhd	6,651,500	8,172,696
DiGi Com Bhd	7,323,300	7,251,136
Hartalega Holdings Bhd	5,241,900	8,077,866
Malayan Banking Bhd	9,207,800	17,442,894
Maxis Bhd	18,454,200	20,458,270
Nestle Malaysia Bhd	871,900	27,641,206
Petronas Dagangan Bhd	4,253,500	20,098,457
Public Bank Bhd	26,405,800	24,703,515
RHB Bank Bhd	11,931,200	14,950,636
Sime Darby Plantation Bhd	7,123,500	6,232,062
Supermax Corp Bhd	381,461	170,283
		169,802,431
Mexico — 1.5%
Arca Continental SAB de CV	2,507,600	15,292,939
Cemex SAB de CV, NVS(a)	13,457,800	8,347,382
Coca-Cola Femsa SAB de CV	1,295,600	6,363,047
Fomento Economico Mexicano SAB de CV	4,164,300	29,606,974
Grupo Financiero Banorte SAB de CV, Class O	4,491,700	26,840,225
Wal-Mart de Mexico SAB de CV	4,317,600	13,567,443
		100,018,010
Peru — 0.2%
Credicorp Ltd.	121,618	14,350,924

Philippines — 0.1%
Globe Telecom Inc.	98,980	6,447,402

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.6%
Allegro.eu SA(a)(b)	680,878	$6,525,799
Bank Polska Kasa Opieki SA	435,338	12,571,315
KGHM Polska Miedz SA	201,667	6,923,334
Polski Koncern Naftowy ORLEN SA	886,181	15,473,499
		41,493,947
Qatar — 0.9%
Commercial Bank PSQC (The)	6,468,259	11,554,873
Qatar National Bank QPSC	8,409,806	44,473,392
		56,028,265
Russia — 4.1%
Gazprom PJSC.	6,846,720	30,722,990
LUKOIL PJSC	687,566	60,577,899
Novatek PJSC, GDR.	159,800	34,860,402
Novolipetsk Steel PJSC	4,874,930	14,197,464
PhosAgro PJSC, GDR	712,416	15,715,897
Polymetal International PLC	1,741,449	32,590,893
Polyus PJSC	44,545	8,682,942
Rosneft Oil Co. PJSC	777,015	5,911,508
Sberbank of Russia PJSC.	9,990,080	42,627,470
TCS Group Holding PLC, GDR	117,761	11,493,969
Yandex NV, Class A(a)	82,785	5,987,487
		263,368,921
Saudi Arabia — 2.2%
Al Rajhi Bank	773,049	27,161,878
Almarai Co. JSC.	483,405	6,165,617
Bank AlBilad(a)	803,219	9,156,534
Dr Sulaiman Al Habib Medical Services Group Co.	372,949	16,306,285
Sahara International Petrochemical Co.	585,649	6,002,294
Saudi Arabian Mining Co.(a)	584,216	11,134,301
Saudi Basic Industries Corp.	1,608,769	46,234,718
Saudi National Bank (The)	801,700	12,907,208
Savola Group (The)	1,067,996	8,842,590
		143,911,425
South Africa — 3.9%
Absa Group Ltd.	1,290,054	10,831,836
Aspen Pharmacare Holdings Ltd.	492,907	7,372,989
Bidvest Group Ltd. (The)	1,151,616	13,090,989
Clicks Group Ltd.	599,529	10,686,355
FirstRand Ltd.	2,271,282	7,942,914
Gold Fields Ltd.	941,133	10,832,431
Growthpoint Properties Ltd.	13,133,034	11,023,326
Impala Platinum Holdings Ltd.	811,906	10,168,617
Kumba Iron Ore Ltd.	781,023	22,111,478
MTN Group Ltd.(a)	1,107,883	11,175,425
MultiChoice Group	989,923	7,656,110
Naspers Ltd., Class N.	192,489	29,750,654
Nedbank Group Ltd.	647,363	6,723,132
NEPI Rockcastle PLC.	1,803,743	11,187,630
Old Mutual Ltd.	26,127,470	19,959,054
Standard Bank Group Ltd.	1,516,636	12,319,034
Vodacom Group Ltd.	4,478,302	37,591,833
Woolworths Holdings Ltd.	3,491,500	11,285,160
		251,708,967
South Korea — 11.4%
Amorepacific Corp.	45,317	5,987,097
AMOREPACIFIC Group	330,745	11,480,792
CJ CheilJedang Corp.	49,375	14,715,816
Coway Co. Ltd.	224,817	12,827,188
Hankook Tire & Technology Co. Ltd.	192,007	6,225,448
Security	Shares	Value

South Korea (continued)
HMM Co. Ltd.(a)	309,938	$6,157,788
HYBE Co. Ltd.(a)	19,580	6,008,006
Kakao Corp.	341,353	34,923,800
KB Financial Group Inc.	592,393	26,327,661
LG Chem Ltd.	43,719	25,610,229
LG Corp.	1	66
LG Display Co. Ltd.(a)(c)	966,613	16,166,922
LG Electronics Inc.	138,333	13,464,297
LG Household & Health Care Ltd.	10,512	9,322,481
NAVER Corp.	219,863	70,191,693
NCSoft Corp.	10,527	6,010,043
POSCO	77,520	17,019,926
Samsung C&T Corp.	71,442	6,337,040
Samsung Electro-Mechanics Co. Ltd.	66,143	9,262,432
Samsung Electronics Co. Ltd.	4,188,280	251,406,570
Samsung Engineering Co. Ltd.(a)	368,750	6,438,759
Samsung Fire & Marine Insurance Co. Ltd.	85,755	14,590,179
Samsung SDI Co. Ltd.	60,832	35,148,842
Samsung SDS Co. Ltd.	56,785	6,823,777
Samsung Securities Co. Ltd.	334,519	12,460,460
Shinhan Financial Group Co. Ltd.	1,266,745	36,838,620
SK Hynix Inc.	448,179	42,846,395
SK Inc.	87,677	19,093,656
SK Innovation Co. Ltd.(a)	58,689	9,601,466
SK Telecom Co. Ltd.	131,787	6,034,400
		739,321,849
Taiwan — 16.7%
Acer Inc.	14,928,000	14,836,707
ASE Technology Holding Co. Ltd.	2,648,000	9,652,621
Asustek Computer Inc.	593,000	7,497,256
AU Optronics Corp.	9,427,000	6,791,030
Cathay Financial Holding Co. Ltd.	27,972,110	60,094,831
Chailease Holding Co. Ltd.	1,369,219	12,113,488
China Steel Corp.	14,678,000	17,124,435
CTBC Financial Holding Co. Ltd.	67,295,000	58,911,613
Delta Electronics Inc.	2,147,000	19,737,194
E.Sun Financial Holding Co. Ltd.	46,882,132	45,310,867
Evergreen Marine Corp. Taiwan Ltd.	2,978,000	13,190,115
First Financial Holding Co. Ltd.	52,483,689	43,588,751
Fubon Financial Holding Co. Ltd.	15,400,723	40,366,746
Hon Hai Precision Industry Co. Ltd.	4,267,000	15,810,974
Hotai Motor Co. Ltd.	467,000	10,168,784
Innolux Corp.	10,053,000	6,272,846
Lite-On Technology Corp.	4,060,039	8,777,916
MediaTek Inc.	1,275,000	46,219,547
Mega Financial Holding Co. Ltd.	10,262,000	12,610,516
momo.com Inc.	114,000	7,298,099
President Chain Store Corp.	3,053,000	29,543,188
Taishin Financial Holding Co. Ltd.	58,153,831	38,831,851
Taiwan Semiconductor Manufacturing Co. Ltd.	22,814,000	485,223,579
Unimicron Technology Corp.	986,000	8,085,310
United Microelectronics Corp.	10,446,000	23,913,868
Wistron Corp.	8,348,000	8,586,840
Yageo Corp.	846,000	13,819,270
Yang Ming Marine Transport Corp.(a)	1,820,000	7,473,578
Yuanta Financial Holding Co. Ltd.	7,424,040	6,307,771
		1,078,159,591
Thailand — 2.2%
Asset World Corp. PCL, NVDR(a)	48,618,100	6,149,344

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	27,936,600	$18,457,066
BTS Group Holdings PCL, NVDR(c)	75,475,900	20,577,274
Delta Electronics Thailand PCL, NVDR	511,100	6,786,654
Energy Absolute PCL, NVDR	3,075,900	7,484,941
Home Product Center PCL, NVDR	14,400,900	5,807,851
Krungthai Card PCL, NVDR	4,047,400	6,425,874
Minor International PCL, NVDR(a)	9,975,500	8,049,836
PTT Exploration & Production PCL, NVDR	2,546,900	8,528,359
PTT PCL, NVDR	21,261,000	22,290,035
Siam Cement PCL (The), NVDR	1,758,300	19,383,102
Siam Commercial Bank PCL (The), NVDR	2,713,400	9,795,644
		139,735,980
Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	7,199,604	10,071,319

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	11,309,978	26,139,868
Abu Dhabi National Oil Co. for Distribution PJSC	8,106,671	9,137,137
Emirates Telecommunications Group Co. PJSC	2,692,222	23,410,626
First Abu Dhabi Bank PJSC	8,266,112	43,053,435
		101,741,066
Total Common Stocks — 98.3%
(Cost: $5,569,896,769)		6,356,234,002

Preferred Stocks

Brazil — 0.9%
Banco Bradesco SA, Preference Shares, NVS	8,163,488	28,911,309
Cia. Energetica de Minas Gerais, Preference Shares, NVS	6,895,693	16,117,365
Gerdau SA, Preference Shares, NVS	1,543,320	7,082,661
Itau Unibanco Holding SA, Preference Shares, NVS	1,649,180	6,565,214
		58,676,549
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,136,379	9,216,190

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	12,402	6,211,551
Samsung Electronics Co. Ltd., Preference Shares, NVS	807,568	43,548,890
		49,760,441
Total Preferred Stocks — 1.8%
(Cost: $113,875,697)		117,653,180

Security	Shares	Value

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	479,300	$15,366

Total Rights — 0.0%
(Cost: $0)		15,366

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)(c)	17,186,020	5
BTS Group Holdings PCL (Expires 11/07/24)(a)	8,593,010	130,053
		130,058
Total Warrants — 0.0%
(Cost: $0)		130,058

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	86,318,938	86,353,466

Total Short-Term Investments — 1.3%
(Cost: $86,349,643)		86,353,466

Total Investments in Securities — 101.4%
(Cost: $5,770,122,109)		6,560,386,072

Other Assets, Less Liabilities — (1.4)%		(88,870,240)

Net Assets — 100.0%		$6,471,515,832

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,185,570	$45,173,801	(a)	$—		$(2,022)	$(3,883)	$86,353,466	86,318,938	$350,904	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,140,000	—		(6,140,000	)(a)	—	—	—	—	371		—
						$(2,022)	$(3,883)	$86,353,466		$351,275		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$999,334,981	$5,356,899,021	$—	$6,356,234,002
Preferred Stocks	67,892,739	49,760,441	—	117,653,180
Rights	—	15,366	—	15,366
Warrants	130,053	5	—	130,058
Money Market Funds	86,353,466	—	—	86,353,466
	$1,153,711,239	$5,406,674,833	$—	$6,560,386,072

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt